AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Principal Amount	Value
Municipal Bonds - 94.7%
Alabama - 2.6%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$4,750,000	$4,966,634
California - 0.8%
California Municipal Finance Authority,
5.000%, 05/15/43	485,000	490,691
5.000%, 05/15/48	795,000	798,651

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	222,505

Total California		1,511,847
Colorado - 2.5%
Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	930,000	938,694
5.125%, 12/01/55[1]	1,315,000	1,333,286
5.250%, 12/01/54	1,000,000	1,034,279

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,300,000	1,528,928

Total Colorado		4,835,187
Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	485,000	464,230
4.000%, 07/01/40	555,000	524,910
4.000%, 07/01/42	285,000	261,793

Total Connecticut		1,250,933
Florida - 12.6%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,210,938
Capital Trust Authority, Series A,
5.000%, 06/01/54[2]	1,000,000	956,028
5.000%, 06/01/64[2]	1,765,000	1,651,673

County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,265,000	2,036,909
County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	365,000	374,347
Escambia County Health Facilities Authority 4.000%, 08/15/50	1,055,000	899,693
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	388,601
5.000%, 02/01/52	325,000	308,319
5.250%, 08/01/55	1,750,000	1,785,498

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	3,495,000	3,446,871
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	709,867
	Principal Amount	Value

Miami Beach Health Facilities Authority,
4.000%, 11/15/46	$2,370,000	$2,190,168
4.000%, 11/15/51	1,250,000	1,083,027

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,653,352
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,000,000	1,974,822
Village Community Development District No 15,
4.550%, 05/01/44[2]	1,000,000	981,407
4.800%, 05/01/55[2]	1,000,000	983,516

Total Florida		24,635,036
Georgia - 2.2%
Columbia County Hospital Authority, Series A 5.750%, 04/01/53	1,000,000	1,087,860
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,562,883
5.250%, 10/01/54	1,500,000	1,556,157

Total Georgia		4,206,900
Idaho - 1.1%
Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,250,000	2,173,393
Illinois - 3.0%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,102,579
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	296,714
4.000%, 06/15/52	485,000	411,999
5.000%, 06/15/50	815,000	822,721

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,166,044
State of Illinois, Series B,
5.250%, 05/01/48	1,000,000	1,030,616
5.250%, 05/01/49	1,000,000	1,028,811

Total Illinois		5,859,484
Indiana - 1.9%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	982,477
5.000%, 07/01/59	1,250,000	1,205,248
5.250%, 07/01/64	1,500,000	1,493,654

Total Indiana		3,681,379
Louisiana - 3.9%
Louisiana Public Facilities Authority,
5.500%, 09/01/59	2,500,000	2,584,294
5.750%, 09/01/64	2,500,000	2,630,681

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	2,365,000	2,460,159

Total Louisiana		7,675,134

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Massachusetts - 4.7%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	$1,080,000	$853,035
5.250%, 07/01/52	3,705,000	3,795,187

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	2,750,000	2,548,253
5.250%, 07/01/50	1,000,000	1,041,156

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/60[2]	1,000,000	994,874

Total Massachusetts		9,232,505
Minnesota - 0.7%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	410,334
Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,030,095

Total Minnesota		1,440,429
Missouri - 1.1%
Health & Educational Facilities Authority of the State of Missouri 4.000%, 06/01/53	2,500,000	2,160,190
Nebraska - 0.6%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,125,000	1,181,270
New Jersey - 2.2%
New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	1,000,000	1,043,213
South Jersey Transportation Authority 4.625%, 11/01/47	2,070,000	2,024,655
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	404,447
5.250%, 06/01/46	530,000	534,416

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	290,000	283,352

Total New Jersey		4,290,083
New York - 11.5%
City of New York, Series E 5.000%, 08/01/54	1,355,000	1,403,214
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	3,625,000	3,636,287
5.000%, 11/15/50	1,000,000	1,006,643

New York City Transitional Finance Authority, Series E 5.000%, 11/01/53	1,500,000	1,558,677
	Principal Amount	Value

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	$550,000	$501,664
4.000%, 07/01/52	340,000	301,629
4.250%, 07/01/50[1]	1,530,000	1,425,346

New York Transportation Development Corp.,
4.000%, 04/30/53	1,125,000	917,810
5.000%, 12/01/40	845,000	857,385
5.000%, 12/01/41	815,000	822,328
5.500%, 06/30/54	1,000,000	1,033,669
5.625%, 04/01/40	1,000,000	1,050,073
6.000%, 04/01/35	500,000	549,240
6.000%, 06/30/54	2,500,000	2,657,896

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	1,110,000	1,116,548
New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,598,236
Suffolk Regional Off-Track Betting Co. 6.000%, 12/01/53	1,000,000	1,027,231

Total New York		22,463,876
North Carolina - 1.7%
North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	3,250,000	3,343,700
Ohio - 5.8%
Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,148,611
County of Hamilton, Series A 5.500%, 08/01/51[1]	1,000,000	1,033,525
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	2,500,000	2,567,142
5.250%, 05/01/54	3,000,000	3,050,482

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,490,000	1,475,319

Total Ohio		11,275,079
Pennsylvania - 10.1%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	817,309
Geisinger Authority 4.000%, 04/01/50	1,340,000	1,168,727
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	900,000	903,607
Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	4,075,000	4,130,846
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	2,185,000	2,222,000

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Pennsylvania - 10.1% (continued)
Pennsylvania Higher Educational Facilities Authority, Series B2 5.000%, 11/01/54	$4,780,000	$4,870,217
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	2,250,000	2,208,072
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	2,635,000	2,373,818
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,000,000	1,042,004

Total Pennsylvania		19,736,600
Rhode Island - 2.7%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	4,500,000	4,626,960
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	530,341

Total Rhode Island		5,157,301
South Carolina - 3.8%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,142,510
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	1,000,000	1,040,962
South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	2,000,000	2,133,557
South Carolina Public Service Authority, Series A 5.000%, 12/01/55	1,335,000	1,364,269
South Carolina Public Service Authority, Series B 5.250%, 12/01/54	1,650,000	1,722,922

Total South Carolina		7,404,220
Tennessee - 4.5%
Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	2,000,000	2,076,223
City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	976,209
Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/59	1,545,000	1,575,055
Knox County Health Educational & Housing Facility Board, Series A1, (BAM)
5.250%, 07/01/49	1,000,000	1,039,408
5.500%, 07/01/59	1,000,000	1,050,264

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	520,000	542,804
	Principal Amount	Value

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[2]	$1,500,000	$1,495,063

Total Tennessee		8,755,026
Texas - 6.7%
Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	1,813,927
City of Houston TX Airport System Revenue, Series B,
5.500%, 07/15/37	1,500,000	1,575,526
5.500%, 07/15/38	1,000,000	1,047,235
5.500%, 07/15/39	1,630,000	1,703,720

Lower Colorado River Authority 5.000%, 05/15/51	1,000,000	1,021,333
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	4,050,000	4,013,921
5.500%, 12/31/58	650,000	682,377

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,109,986

Total Texas		12,968,025
Virginia - 3.4%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	206,416
Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	458,871
4.000%, 01/01/40	485,000	452,649
5.000%, 12/31/47	1,755,000	1,791,085
5.000%, 12/31/49	1,905,000	1,907,745
5.000%, 12/31/52	1,895,000	1,889,311

Total Virginia		6,706,077
Washington - 1.3%
Washington State Housing Finance Commission,
5.000%, 07/01/54	1,500,000	1,518,170
5.500%, 07/01/49	1,000,000	1,057,021

Total Washington		2,575,191
West Virginia - 0.6%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,081,538
Wisconsin - 2.1%
Public Finance Authority,
5.250%, 11/15/55	1,100,000	1,139,346
5.250%, 11/15/61	1,555,000	1,596,134

Public Finance Authority, Series A 5.000%, 06/01/41[2]	1,250,000	1,270,878

Total Wisconsin		4,006,358

Total Municipal Bonds (Cost $187,315,508)		184,573,395

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Short-Term Investments - 5.9%
Repurchase Agreements - 5.9%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $11,520,312 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $11,749,411)	$11,519,000	$11,519,000

Total Short-Term Investments (Cost $11,519,000)		11,519,000
Value

Total Investments - 100.6% (Cost $198,834,508)	$196,092,395
Other Assets, less Liabilities - (0.6)%	(1,131,993)
Net Assets - 100.0%	$194,960,402

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2025, amounted to $3,792,157, or 2.0% of net assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $8,333,439 or 4.3% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$184,573,395	—	$184,573,395
Short-Term Investments
Repurchase Agreements	—	11,519,000	—	11,519,000
Total Investments in Securities	—	$196,092,395	—	$196,092,395

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.